License Agreements - Additional Information (Detail)	Dec. 24, 2015 USD ($) Installment	Dec. 16, 2015 USD ($)	Nov. 19, 2015 USD ($) Installment	Dec. 31, 2016 USD ($)
Sentynl Therapeutics, Inc.
License And Collaboration Agreements [Line Items]
Consideration receivable under agreement			$ 12,000,000
Upfront payment receivable under agreement			8,000,000
Contingent consideration receivable under agreement			$ 4,000,000
Number of one-time future milestone payments | Installment			2
Sentynl Therapeutics, Inc. | Minimum
License And Collaboration Agreements [Line Items]
Contingent consideration threshold, net sales			$ 25,000,000
Sentynl Therapeutics, Inc. | Maximum
License And Collaboration Agreements [Line Items]
Contingent consideration threshold, net sales			$ 35,000,000
Midatech Pharma PLC
License And Collaboration Agreements [Line Items]
Consideration receivable under agreement	$ 29,750,000
Upfront payment receivable under agreement	3,750,000
Contingent consideration receivable under agreement	$ 26,000,000
Number of one-time future milestone payments | Installment	4
Midatech Pharma PLC | Minimum
License And Collaboration Agreements [Line Items]
Contingent consideration threshold, net sales	$ 12,000,000
Midatech Pharma PLC | Maximum
License And Collaboration Agreements [Line Items]
Contingent consideration threshold, net sales	$ 70,000,000
Monosol Rx, LLC
License And Collaboration Agreements [Line Items]
Payment of upfront fee		$ 900,000
Payment of upfront fee, percentage of future milestone payments received		20.00%
M D Anderson Cancer Center
License And Collaboration Agreements [Line Items]
Annual maintenance fee				$ 200,000
Milestone payment				$ 200,000